Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 184,938	$ 101,055
Financial assets at amortized cost	8,682	11,049
Financial assets at fair value through profit or loss	7,799	0
Accounts receivable, net	243,626	164,943
Inventories	108,707	143,774
Income taxes receivable	91	88
Restricted deposit	104,000	164,000
Other receivable from related party	1,200	1,200
Other current assets	35,368	18,559
Total current assets	694,411	604,668
Financial assets at fair value through profit or loss	13,966	13,500
Financial assets at fair value through other comprehensive income	742	709
Equity method investments	3,983	3,746
Property, plant and equipment, net	132,074	138,938
Deferred tax assets	15,739	14,433
Goodwill	28,138	28,138
Other intangible assets, net	7,876	8,750
Restricted deposit	141	133
Other non-current assets	12,748	5,466
Total non current assets	215,407	213,813
Total assets	909,818	818,481
Current liabilities:
Short-term unsecured borrowings	0	57,339
Current portion of long-term unsecured borrowings	6,000	0
Short-term secured borrowings	104,000	164,000
Accounts payable	171,903	114,320
Accounts payable to related parties	1,568	0
Income taxes payable	13,466	2,903
Other payable to related parties	2,572	2,220
Contract liabilities	6,622	1,902
Other current liabilities	46,111	38,206
Total current liabilities	352,242	380,890
Long-term unsecured borrowings	52,500	0
Net defined benefit liabilities	47	50
Deferred tax liabilities	1,138	1,394
Other non-current liabilities	18,692	4,903
Total liabilities	424,619	387,237
Equity
Ordinary shares	107,010	107,010
Additional paid-in capital	107,293	105,150
Treasury shares	(6,516)	(8,764)
Accumulated other comprehensive income	(548)	(952)
Retained earnings	272,937	230,543
Equity attributable to owners of Himax Technologies, Inc.	480,176	432,987
Noncontrolling interests	5,023	(1,743)
Total equity	485,199	431,244
Total liabilities and equity	$ 909,818	$ 818,481